Cover	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Life360, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42120
Entity Tax Identification Number	26-0197666
City Area Code	415
Local Phone Number	484-5244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001581760
Amendment Flag	false
Entity Emerging Growth Company	false